CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Other components of equity [Member]	Treasury stock [Member]	Toyota Motor Corporation shareholders' equity [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2022	¥ 27,154,820	¥ 397,050	¥ 498,575	¥ 26,453,126	¥ 2,203,254	¥ (3,306,037)	¥ 26,245,969	¥ 908,851
Comprehensive income
Net income	2,492,967			2,451,318			2,451,318	41,650
Other comprehensive income, net of tax	827,713				799,772		799,772	27,941
Comprehensive income	3,320,681			2,451,318	799,772		3,251,090	69,591
Transactions with owners and other
Dividends paid	(812,966)			(727,980)			(727,980)	(84,986)
Repurchase of treasury stock	(431,099)					(431,099)	(431,099)
Reissuance of treasury stock	907		334			573	907
Equity transactions and other	31,871		(181)				(181)	32,052
Total transactions with owners and other	(1,211,287)		152	(727,980)		(430,526)	(1,158,353)	(52,934)
Reclassification to retained earnings				166,831	(166,831)
Ending balance at Mar. 31, 2023	29,264,213	397,050	498,728	28,343,296	2,836,195	(3,736,562)	28,338,706	925,507
Comprehensive income
Net income	5,071,421			4,944,933			4,944,933	126,488
Other comprehensive income, net of tax	2,117,103				2,054,895		2,054,895	62,208
Comprehensive income	7,188,523			4,944,933	2,054,895		6,999,828	188,696
Transactions with owners and other
Dividends paid	(970,506)			(880,197)			(880,197)	(90,309)
Repurchase of treasury stock	(231,069)					(231,069)	(231,069)
Reissuance of treasury stock	911		263			649	911
Equity transactions and other	(12,735)		(7,188)				(7,188)	(5,546)
Total transactions with owners and other	(1,213,398)		(6,926)	(880,197)		(230,420)	(1,117,543)	(95,856)
Reclassification to retained earnings				387,334	(387,334)
Ending balance at Mar. 31, 2024	35,239,338	397,050	491,802	32,795,365	4,503,756	(3,966,982)	34,220,991	1,018,347
Comprehensive income
Net income	4,789,755			4,765,086			4,765,086	24,670
Other comprehensive income, net of tax	(746,031)				(753,264)		(753,264)	7,233
Comprehensive income	4,043,724			4,765,086	(753,264)		4,011,822	31,903
Transactions with owners and other
Dividends paid	(1,259,560)			(1,132,329)			(1,132,329)	(127,232)
Repurchase of treasury stock	(1,179,043)					(1,179,043)	(1,179,043)
Reissuance of treasury stock	2,222		1,356			866	2,222
Retirement of treasury stock			(1,953)	(727,264)		729,217
Equity transactions and other	32,232		1,163				1,163	31,069
Total transactions with owners and other	(2,404,149)		567	(1,859,593)		(448,961)	(2,307,987)	(96,162)
Reclassification to retained earnings				140,359	(140,359)
Ending balance at Mar. 31, 2025	¥ 36,878,913	¥ 397,050	¥ 492,368	¥ 35,841,218	¥ 3,610,133	¥ (4,415,943)	¥ 35,924,826	¥ 954,088